Pension And Postretirement Benefits (Tables)	12 Months Ended
Dec. 31, 2017
Pension And Postretirement Benefits
Schedule Of Plan Obligations In Excess Of Plan Assets [Table Text Block]
	Pension Benefits		Postretirement Benefits
	2017	2016	2017	2016
Benefit obligation at beginning of year	$56,183	$55,464	$26,027	$27,898
Service cost - benefits earned during the period	1,128	1,112	138	192
Interest cost on projected benefit obligation	1,936	1,980	809	972
Amendments	48	(206)	(1,807)	(600)
Actuarial (gain) loss	3,696	1,485	630	(529)
Special termination benefits	3	-	1	-
Benefits paid	(3,705)	(3,614)	(1,739)	(1,941)
Plan transfers	5	(38)	-	35
Benefit obligation at end of year	$59,294	$56,183	$24,059	$26,027

	Pension Benefits		Postretirement Benefits
	2017	2016	2017	2016
Fair value of plan assets at beginning of year	$42,610	$42,195	$5,921	$6,671
Actual return on plan assets	5,987	3,123	607	407
Benefits paid[1]	(3,705)	(3,614)	(1,055)	(1,156)
Contributions	566	910	500	-
Plan transfers and other	5	(4)	-	(1)
Fair value of plan assets at end of year[3]	45,463	42,610	5,973	5,921
Unfunded status at end of year[2]	$(13,831)	$(13,573)	$(18,086)	$(20,106)
[1]	At our discretion, certain postretirement benefits may be paid from AT&T cash accounts, which does not reduce
Voluntary Employee Benefit Association (VEBA) assets. Future benefit payments may be made from VEBA trusts and thus reduce those asset balances.
[2]	Funded status is not indicative of our ability to pay ongoing pension benefits or of our obligation to fund retirement trusts.
Required pension funding is determined in accordance with the Employee Retirement Income Security Act of 1974, as amended (ERISA) and applicable regulations.
[3]	Net assets available for pension benefits were $54,618 at December 31, 2017 and $51,087 at December 31, 2016 and include the preferred equity interest in AT&T Mobility II LLC discussed below, which was valued at $9,155 and $8,477, respectively.

	Pension Benefits		Postretirement Benefits
	2017	2016	2017	2016
Current portion of employee benefit obligation[1]	$-	$-	$(1,585)	$(1,644)
Employee benefit obligation[2]	(13,831)	(13,573)	(16,501)	(18,462)
Net amount recognized	$(13,831)	$(13,573)	$(18,086)	$(20,106)
[1]	Included in "Accounts payable and accrued liabilities."
[2]	Included in "Postemployment benefit obligation."

Schedule Of Defined Benefit Plan And Postretirement Benefits Disclosure [Table Text Block]
	2017	2016
Plan assets recognized in the consolidated financial statements	$45,463	$42,610
Preferred equity interest in Mobility	9,155	8,477
Net assets available for benefits	$54,618	$51,087

	Pension Benefits			Postretirement Benefits
	2017	2016	2015	2017	2016	2015
Service cost – benefits earned during the period	$1,128	$1,112	$1,212	$138	$192	$222
Interest cost on projected benefit obligation	1,936	1,980	1,902	809	972	967
Expected return on assets	(3,134)	(3,115)	(3,317)	(319)	(355)	(421)
Amortization of prior service credit	(123)	(103)	(103)	(1,466)	(1,277)	(1,278)
Actuarial (gain) loss	844	1,478	(373)	342	(581)	(1,632)
Net pension and postretirement cost (credit)	$651	$1,352	$(679)	$(496)	$(1,049)	$(2,142)

	Pension Benefits			Postretirement Benefits
	2017	2016	2015	2017	2016	2015
Balance at beginning of year	$575	$512	$575	$5,089	$5,510	$6,257
Prior service (cost) credit	(30)	128	1	1,120	372	45
Amortization of prior service credit	(76)	(65)	(64)	(907)	(793)	(792)
Total recognized in other comprehensive (income) loss	(106)	63	(63)	213	(421)	(747)
Balance at end of year	$469	$575	$512	$5,302	$5,089	$5,510

Net Periodic Benefit Cost	2017	2016	2015
Service cost – benefits earned during the period	$13	$12	$9
Interest cost on projected benefit obligation	77	83	77
Amortization of prior service cost (credit)	(1)	(1)	1
Actuarial (gain) loss	126	72	(36)
Net supplemental retirement pension cost	$215	$166	$51

Other Changes Recognized in Other Comprehensive Income	2017	2016	2015
Prior service (cost) credit	$1	$1	$(1)
Amortization of prior service cost (credit)	(1)	(1)	1
Total recognized in other comprehensive (income) loss (net of tax)	$-	$-	$-

Schedule Of Assumptions In Determining The Projected Benefit Obligation And Net Pension And Postretirement Benefit Cost [Table Text Block]
	Pension Benefits			Postretirement Benefits
	2017	2016	2015	2017	2016	2015
Weighted-average discount rate for determining benefit obligation at December 31	3.80%	4.40%	4.60%	3.70%	4.30%	4.50%
Discount rate in effect for determining service cost[1]	4.60%	4.90%	4.60%	4.60%	5.00%	4.60%
Discount rate in effect for determining interest cost[1]	3.60%	3.70%	3.30%	3.40%	3.60%	3.30%
Long-term rate of return on plan assets	7.75%	7.75%	7.75%	5.75%	5.75%	5.75%
Composite rate of compensation increase for determining benefit obligation	3.00%	3.00%	3.10%	3.00%	3.00%	3.10%
Composite rate of compensation increase for determining net cost (benefit)	3.00%	3.10%	3.00%	3.00%	3.10%	3.00%
[1]	Weighted -average discount rate in effect from January 1, 2017 through April 30, 2017 was 4.70% for service costs and
3.50% for interest costs, and, from May 1, 2017 through December 31, 2017 was 4.50% for service cost and 3.30% for interest cost.

The Effect Of A One Percentage-Point Change In The Assumed Combined Medical And Dental Cost Trend Rate [Table Text Block]
	One Percentage-	One Percentage-
	Point Increase	Point Decrease
Increase (decrease) in total of service and interest cost components	$34	$(30)
Increase (decrease) in accumulated postretirement benefit obligation	401	(360)

Schedule Of Defined Benefit Plan Targeted And Actual Plan Asset Allocations [Table Text Block]
	Pension Assets					Postretirement (VEBA) Assets
	Target			2017	2016	Target			2017	2016
Equity securities:
Domestic	20%	-	30%	23%	24%	13%	-	23%	18%	22%
International	10%	-	20%	16	15	10%	-	20%	15	19
Fixed income securities	35%	-	45%	41	39	35%	-	45%	40	38
Real assets	6%	-	16%	10	11	0%	-	6%	1	1
Private equity	4%	-	14%	10	11	0%	-	7%	2	2
Other	0%	-	5%	-	-	20%	-	30%	24	18
Total				100%	100%				100%	100%

Schedule Of Fair Value Of Pension And Postretirement Assets And Liabilities By Level [Table Text Block]
Pension Assets and Liabilities at Fair Value as of December 31, 2017
	Level 1	Level 2	Level 3	Total
Non-interest bearing cash	$96	$-	$-	$96
Interest bearing cash	7	20	-	27
Foreign currency contracts	-	2	-	2
Equity securities:
Domestic equities	9,441	-	4	9,445
International equities	4,967	1	-	4,968
Fixed income securities:
Asset-backed securities	-	479	-	479
Mortgage-backed securities	-	765	-	765
Commercial mortgage-backed securities	-	170	-	170
Collateralized mortgage obligations/REMICS	-	284	-	284
Corporate and other fixed income instruments and funds	48	9,720	2	9,770
Government and municipal bonds	-	5,618	-	5,618
Real estate and real assets	-	-	2,287	2,287
Securities lending collateral	8	2,240	-	2,248
Receivable for variation margin	6	-	-	6
Assets at fair value	14,573	19,299	2,293	36,165
Investments sold short and other liabilities at fair value	(497)	(4)	-	(501)
Total plan net assets at fair value	$14,076	$19,295	$2,293	$35,664
Assets held at net asset value practical expedient
Private equity funds				4,493
Real estate funds				2,340
Commingled funds				5,142
Total assets held at net asset value practical expedient				11,975
Other assets (liabilities)[1]				(2,176)
Total Plan Net Assets				$45,463
[1]	Other assets (liabilities) include amounts receivable, accounts payable and net adjustment for securities lending payable.

Postretirement Assets and Liabilities at Fair Value as of December 31, 2017
	Level 1	Level 2	Level 3	Total
Interest bearing cash	$603	$725	$-	$1,328
Foreign currencies	8	-	-	8
Equity securities:
Domestic equities	857	9	-	866
International equities	600	-	-	600
Fixed income securities:
Asset-backed securities	-	39	2	41
Commercial mortgage-backed securities	-	53	2	55
Mortgage backed securities	-	271	-	271
Collateralized mortgage obligations	-	91	1	92
Corporate and other fixed income instruments and funds	-	456	-	456
Government and municipal bonds	-	439	-	439
Securities lending collateral	-	120	-	120
Total plan net assets at fair value	$2,068	$2,203	$5	$4,276
Assets held at net asset value practical expedient
Private equity funds				102
Real estate funds				41
Commingled funds				1,750
Total assets held at net asset value practical expedient				1,893
Other assets (liabilities)[1]				(196)
Total Plan Net Assets				$5,973
[1]	Other assets (liabilities) include amounts receivable, accounts payable and net adjustment for securities lending payable.

Pension Assets and Liabilities at Fair Value as of December 31, 2016
	Level 1	Level 2	Level 3	Total
Non-interest bearing cash	$94	$-	$-	$94
Interest bearing cash	-	77	-	77
Foreign currency contracts	-	7	-	7
Equity securities:
Domestic equities	8,299	-	-	8,299
International equities	4,389	-	5	4,394
Fixed income securities:
Asset-backed securities	-	399	-	399
Mortgage-backed securities	-	838	-	838
Commercial mortgage-backed securities	-	208	-	208
Collateralized mortgage obligations/REMICS	-	269	-	269
Corporate and other fixed income instruments and funds	75	8,442	40	8,557
Government and municipal bonds	80	4,889	-	4,969
Real estate and real assets	-	-	2,273	2,273
Securities lending collateral	207	1,977	-	2,184
Receivable for variation margin	8	-	-	8
Purchased options	-	1	-	1
Assets at fair value	13,152	17,107	2,318	32,577
Investments sold short and other liabilities at fair value	(643)	(7)	(4)	(654)
Total plan net assets at fair value	$12,509	$17,100	$2,314	$31,923
Assets held at net asset value practical expedient
Private equity funds				4,648
Real estate funds				2,392
Commingled funds				5,721
Total assets held at net asset value practical expedient				12,761
Other assets (liabilities)[1]				(2,074)
Total Plan Net Assets				$42,610
[1]	Other assets (liabilities) include amounts receivable, accounts payable and net adjustment for securities lending payable.

Postretirement Assets and Liabilities at Fair Value as of December 31, 2016
	Level 1	Level 2	Level 3	Total
Interest bearing cash	$175	$593	$-	$768
Foreign currencies	6	-	-	6
Equity securities:
Domestic equities	1,240	9	-	1,249
International equities	834	-	-	834
Fixed income securities:
Asset-backed securities	-	33	4	37
Commercial mortgage-backed securities	-	108	13	121
Mortgage-backed securities	-	193	-	193
Collateralized mortgage obligations	-	32	2	34
Corporate and other fixed income instruments and funds	-	422	7	429
Government and municipal bonds	20	466	-	486
Securities lending collateral	-	128	-	128
Total plan net assets at fair value	$2,275	$1,984	$26	$4,285
Assets held at net asset value practical expedient
Private equity funds				118
Real estate funds				61
Commingled funds				1,667
Total assets held at net asset value practical expedient				1,846
Other assets (liabilities)[1]				(210)
Total Plan Net Assets				$5,921
[1]	Other assets (liabilities) include amounts receivable, accounts payable and net adjustment for securities lending payable.

Summary of Changes In The Fair Value Of The Level 3 Pension And Postretirement Assets [Table Text Block]
Pension Assets	Equities	Fixed Income Funds	Real Estate and Real Assets	Total
Balance at beginning of year	$1	$40	$2,273	$2,314
Realized gains (losses)	1	-	(73)	(72)
Unrealized gains (losses)	(2)	1	216	215
Transfers in	-	-	25	25
Transfers out	-	(32)	-	(32)
Purchases	5	-	157	162
Sales	(1)	(7)	(311)	(319)
Balance at end of year	$4	$2	$2,287	$2,293

Postretirement Assets	Fixed Income Funds	Total
Balance at beginning of year	$26	$26
Transfers out	(15)	(15)
Purchases	2	2
Sales	(8)	(8)
Balance at end of year	$5	$5

Pension Assets	Equities	Fixed Income Funds	Real Estate and Real Assets	Total
Balance at beginning of year	$-	$44	$2,062	$2,106
Realized gains (losses)	-	(17)	(103)	(120)
Unrealized gains (losses)	3	19	377	399
Transfers in	(4)	-	77	73
Transfers out	-	(2)	-	(2)
Purchases	3	-	65	68
Sales	(1)	(4)	(205)	(210)
Balance at end of year	$1	$40	$2,273	$2,314

Postretirement Assets	Fixed Income Funds	Total
Balance at beginning of year	$15	$15
Realized gains (losses)	(2)	(2)
Unrealized gains (losses)	2	2
Transfers in	16	16
Sales	(5)	(5)
Balance at end of year	$26	$26

Estimated Future Benefit Payments [Table Text Block]
	Pension Benefits	Postretirement Benefits
2018	$4,633	$1,751
2019	4,191	1,719
2020	4,180	1,707
2021	4,149	1,692
2022	4,063	1,670
Years 2023 - 2027	19,653	7,267

	2017	2016
Projected benefit obligation	$(2,344)	$(2,378)
Accumulated benefit obligation	(2,285)	(2,314)
Fair value of plan assets	-	-